GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 320
Intangible assets other than goodwill ending balance	494	$ 320
Research and development costs	270	245	$ 301
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,728	1,910
Acquisitions	245	52
Disposals	6	10
Divestment (note 2.3.1)		260
Foreign exchange differences	(144)	51
Transfers to assets held for sale (note 2.3.2)	(23)	(23)
Transfers and other movements	42	37
Fully amortized intangible assets		(29)
Intangible assets other than goodwill ending balance	1,888	1,728	1,910
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,408)	(1,582)
Disposals	(5)	(7)
Divestment (note 2.3.1)		(248)
Amortization charge	90	87
Impairment charge (note 5.3)		4
Foreign exchange differences	121	(44)
Transfers to assets held for sale (note 2.3.2)	18	21
Transfers and other movements	(4)	4
Fully amortized intangible assets		29
Intangible assets other than goodwill ending balance	(1,394)	(1,408)	(1,582)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	190
Intangible assets other than goodwill ending balance	195	190
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	400	630
Acquisitions	35	17
Disposals	6	8
Divestment (note 2.3.1)		251
Foreign exchange differences	(54)	16
Transfers to assets held for sale (note 2.3.2)	(12)	(12)
Transfers and other movements	30	37
Fully amortized intangible assets		(29)
Intangible assets other than goodwill ending balance	417	400	630
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(210)	(433)
Disposals	(5)	(7)
Divestment (note 2.3.1)		(239)
Amortization charge	50	47
Impairment charge (note 5.3)		4
Foreign exchange differences	44	(17)
Transfers to assets held for sale (note 2.3.2)	9	12
Transfers and other movements	(2)	4
Fully amortized intangible assets		29
Intangible assets other than goodwill ending balance	(222)	(210)	(433)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	90
Intangible assets other than goodwill ending balance	80	90
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,148	1,133
Acquisitions	0	0
Disposals	0	0
Divestment (note 2.3.1)		9
Foreign exchange differences	(69)	24
Transfers to assets held for sale (note 2.3.2)	0	0
Transfers and other movements	2	0
Fully amortized intangible assets		0
Intangible assets other than goodwill ending balance	1,081	1,148	1,133
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,058)	(1,038)
Disposals	0	0
Divestment (note 2.3.1)		(9)
Amortization charge	7	10
Impairment charge (note 5.3)		0
Foreign exchange differences	64	(19)
Transfers to assets held for sale (note 2.3.2)	0	0
Transfers and other movements	0	0
Fully amortized intangible assets		0
Intangible assets other than goodwill ending balance	(1,001)	(1,058)	(1,038)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	40
Intangible assets other than goodwill ending balance	219	40
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	180	147
Acquisitions	210	35
Disposals	0	2
Divestment (note 2.3.1)		0
Foreign exchange differences	(21)	11
Transfers to assets held for sale (note 2.3.2)	(11)	(11)
Transfers and other movements	10	0
Fully amortized intangible assets		0
Intangible assets other than goodwill ending balance	390	180	147
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(140)	(111)
Disposals	0	0
Divestment (note 2.3.1)		0
Amortization charge	33	30
Impairment charge (note 5.3)		0
Foreign exchange differences	13	(8)
Transfers to assets held for sale (note 2.3.2)	9	9
Transfers and other movements	(2)	0
Fully amortized intangible assets		0
Intangible assets other than goodwill ending balance	$ (171)	$ (140)	$ (111)